Acquisitions and disposals - acquisitions (Details) € in Millions		1 Months Ended	3 Months Ended
	Aug. 30, 2019 USD ($)	Apr. 30, 2018 USD ($)	Sep. 30, 2020	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 USD ($)
KrasGeoNaC [member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired											49.00%
Total purchase price											$ 529,000,000
Cash consideration											384,000,000
Contingent payments											$ 145,000,000
SPM Argentina S.A. [member] | Bandurria Sur [Member]
Acquisitions [line items]
Ownership interest in joint venture					49.00%
SPM Argentina S.A. [member] | Shell [Member]
Acquisitions [line items]
Percentage of share acquired					50.00%
SPM Argentina S.A. [member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired					50.00%
Total purchase price					$ 187,000,000
Bandurria Sur [member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired				5.50%
Total purchase price				$ 44,000,000
Ownership interest in joint venture				30.00%
Rosebank project in UK [Member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired													40.00%	40.00%
Cash consideration														$ 71,000,000
Danske Commodities (DC) [Member] | Marketing, Midstream and Processing (MMP) [member]
Acquisitions [line items]
Percentage of share acquired													100.00%	100.00%
Cash consideration													€ 465	$ 535,000,000
Increase of Equinor's non-current assets														13,000,000
Increase in current assets														836,000,000
Increase in current liabilities														749,000,000
Increase in deferred tax liability														2,000,000
Goodwill					$ 437,000,000
Lease OCS-A 0520 [Member] | Other segment [member]
Acquisitions [line items]
Total purchase price														$ 135,000,000
Swap of interests in the Norwegian Sea and the North Sea region [Member] | E&P- Norway [member]
Acquisitions [line items]
Cash consideration						$ 0
Increased assets						280,000,000
Increased liabilities						97,000,000
Goodwill						$ 82,000,000
BM-S-8 license [member]
Acquisitions [line items]
Ownership interest in associate									76.00%
BM-S-8 license [member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired						10.00%				66.00%
Total purchase price						$ 415,000,000
Increase in intangible assets				$ 146,000,000						$ 2,271,000,000
Portion of consideration in cash paid (received)				$ 101,000,000
Caesar Tonga field in the Gulf of Mexico [Member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired												22.45%
Cash consideration												$ 813,000,000
Increased assets												850,000,000
Increased liabilities												37,000,000
Caesar Tonga field in the Gulf of Mexico [Member] | E&P International [member] | Maximum (%) [member]
Acquisitions [line items]
Ownership interest in joint operation			23.55%
Caesar Tonga field in the Gulf of Mexico [Member] | E&P International [member] | Minimum (%) [member]
Acquisitions [line items]
Ownership interest in joint operation			46.00%
Johan Sverdrup field [Member] | E&P- Norway [member]
Acquisitions [line items]
Percentage of share acquired	2.60%
Total purchase price												$ 981,000,000
Increase in deferred tax liability	$ 612,000,000
Increased assets	1,580,000,000
Goodwill	612,000,000
Increase in other assets	$ 13,000,000
Martin Linge field and Garantiana discovery [Member] | E&P- Norway [member]
Acquisitions [line items]
Total purchase price								$ 1,541,000,000
Increase in deferred tax liability								265,000,000
Goodwill								265,000,000
Increase in intangible assets								116,000,000
Increase in other assets								7,000,000
Increase in property plant and equipment resulting from business combination								1,418,000,000
Cobalt's North Platte interest in the Gulf of Mexico [Member] | E&P International [member]
Acquisitions [line items]
Increase in intangible assets		$ 246,000,000
Contingent payments								20,000,000
Cobalt's North Platte interest in the Gulf of Mexico [Member] | E&P International [member] | Total operator [Member]
Acquisitions [line items]
Ownership interest in joint operation		60.00%
Cobalt's North Platte interest in the Gulf of Mexico [Member] | E&P International [member] | Equinor and Total [member]
Acquisitions [line items]
Total purchase price								$ 339,000,000
Cobalt's North Platte interest in the Gulf of Mexico [Member] | E&P International [member] | Equinor [member]
Acquisitions [line items]
Ownership interest in joint operation		40.00%
Roncador field [Member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired							25.00%
Cash consideration							$ 2,133,000,000
Increase in intangible assets							392,000,000
Increase in property plant and equipment resulting from business combination							2,550,000,000
Increase in provisions							808,000,000
Contingent payments							$ 392,000,000
QGEP [member]
Acquisitions [line items]
Percentage of share acquired									10.00%
Increase in intangible assets									$ 362,000,000
The Carcara North block [Member]
Acquisitions [line items]
Bid in percentage of profit oil									67.12%
Signature bonus									$ 350,000,000
The Carcara North block [Member] | ExxonMobil [member]
Acquisitions [line items]
Bid in percentage of profit oil									40.00%
The Carcara North block [Member] | Galp [member]
Acquisitions [line items]
Bid in percentage of profit oil									20.00%
The Carcara North block [Member] | Equinor [member]
Acquisitions [line items]
Bid in percentage of profit oil									40.00%
The Martin Linge field [Member] | E&P- Norway [member]
Acquisitions [line items]
Percentage of share acquired								51.00%
The Martin Linge field [Member] | E&P- Norway [member] | Maximum (%) [member]
Acquisitions [line items]
Ownership interest in associate								70.00%
The Martin Linge field [Member] | E&P- Norway [member] | Minimum (%) [member]
Acquisitions [line items]
Ownership interest in associate								19.00%
Garantiana discovery [Member] | E&P- Norway [member]
Acquisitions [line items]
Percentage of share acquired								40.00%